Consolidated Statements of Financial Position - CLP ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Current assets
Cash and cash equivalents	$ 296,539,709	$ 248,899,004
Other financial assets	45,974,709	76,586,583
Other non-financial assets	15,985,896	27,260,507
Trade and other accounts receivable, net	339,778,498	332,831,088
Accounts receivable from related companies	15,299,187	9,901,543
Inventory	304,550,609	299,970,909
Current tax assets	14,924,173	17,746,106
Total Current Assets	1,033,052,781	1,013,195,740
Non-Current Assets:
Other financial assets	164,370,936	169,420,303
Other non-financial assets	82,913,107	79,746,695
Trade and other receivables	187,644	335,723
Accounts receivable from related parties	8,000,924	292,931
Investments accounted for under the equity method	87,087,871	85,192,710
Intangible assets other than goodwill	719,489,720	693,383,630
Goodwill	137,128,318	144,681,420
Property, plant and equipment	1,179,385,259	1,097,773,572
Deferred tax assets	8,788,858	7,081,549
Total Non-Current Assets	2,387,352,637	2,277,908,533
Total Assets	3,420,405,418	3,291,104,273
Current liabilities
Other financial liabilities	62,418,990	110,330,460
Trade and other accounts payable	480,396,027	457,074,643
Accounts payable to related parties	102,102,553	94,376,420
Other provisions	2,433,147	1,522,426
Tax liabilities	14,207,862	28,369,276
Employee benefits current provisions	68,363,971	72,367,187
Other non-financial liabilities	489,967	142,103,582
Total Current Liabilities	730,412,517	906,143,994
Other financial liabilities	1,191,795,823	1,066,543,247
Trade accounts and other accounts payable	685,605	2,534,836
Accounts payable to related companies		380,465
Other provisions	55,378,062	53,723,373
Deferred tax liabilities	218,673,311	224,967,885
Employee benefits non-current provisions	23,123,294	20,160,468
Other non-financial liabilities	3,782,958	2,252,985
Total Non-current liabilities	1,493,439,053	1,370,563,259
EQUITY
Issued capital	270,737,574	270,737,574
Retained earnings	1,169,458,993	891,746,153
Other reserves	(282,797,770)	(186,074,535)
Equity attributable to owners of the parent	1,157,398,797	976,409,192
Non-controlling interests	39,155,051	37,987,828
Total Equity	1,196,553,848	1,014,397,020
Total Liabilities and Equity	$ 3,420,405,418	$ 3,291,104,273